Revenue from Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Unearned revenue, current portion	$ 171.0		$ 171.0		$ 157.7
Revenue recognized	41.7	$ 12.5	116.5	$ 39.4
Contract assets recorded within Prepaid expenses and other current assets	1.2		1.2		0.1
Unearned revenue	$ 172.1		$ 172.1		159.1
DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Unearned revenue, current portion					157.7	$ 52.2	$ 37.1
Contract assets recorded within Prepaid expenses and other current assets					0.1	1.1
Unearned revenue					$ 159.1	$ 52.5
Outside the United States | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	9.00%	8.00%	8.00%	8.00%
Outside the United States | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)					11.00%